Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Ownership interest Ecopetrol, joint venture	50.00%
Equity	$ 90,583,772	$ 53,499,363	$ 58,231,628	$ 57,107,780
Profit (loss) of the year	17,630,554	2,737,853	$ 15,005,155
Total assets	242,426,616	137,694,169
Total liabilities	$ 151,842,844	$ 84,194,806
Ecodiesel Colombia S.A
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Production, trading and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Equity	$ 128,037
Profit (loss) of the year	51,656
Total assets	232,253
Total liabilities	$ 104,216
Equion Energia Limited [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol, joint venture	51.00%
Activity, joint venture	Exploration and exploitationof hydrocarbons
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Equity	$ 2,960,397
Profit (loss) of the year	52,934
Total assets	3,057,870
Total liabilities	$ 97,473
Serviport S.A
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol, associate	49.00%
Activity, associate	Services for the supportof loading andunloading of oil ships,supply of equipment,technical inspections,and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 19,181
Profit (loss) of the year	2,079
Total assets	43,731
Total liabilities	$ 24,550
Sociedad Portuaria Olefinas y Derivados S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol, associate	50.00%
Activity, associate	Construction, use,maintenanceand administrationof port facilities,ports, private docks.
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Equity	$ 4,372
Profit (loss) of the year	(734)
Total assets	6,996
Total liabilities	$ 2,624